Income Taxes - Additional Information (Details) - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Aug. 14, 2020
Income Taxes Disclosure [Line Items]
Income tax provision	$ 153,000	$ (153,000)	$ 153,000
Income tax liability	$ 152,000	0	152,000	$ 0
Net change in valuation allowance, increase amount		$ 6,262,000
Threshold percentage of Cumulative ownership change for limitations in the amount of the net operating losses		50.00%
CARES Act income tax provision			$ 0
Unrecognized tax benefits would have impact on effective tax rate		$ 77,000
Unrecognized tax benefits, interest and penalties		$ 0
Federal | Research Tax Credit Carryforwards
Income Taxes Disclosure [Line Items]
Tax credit carryforwards expiration year		2040
Federal | Indefinite Life
Income Taxes Disclosure [Line Items]
Operating loss carryforwards		$ 32,389,000
Federal | Indefinite Life | Research Tax Credit Carryforwards
Income Taxes Disclosure [Line Items]
Tax credit carryforwards		$ 122,000
State
Income Taxes Disclosure [Line Items]
Operating loss carryforwards expiration year		2040
State | Tax Period Two Thousand and Forty
Income Taxes Disclosure [Line Items]
Operating loss carryforwards		$ 554,000
State | Tax Period Two Thousand and Forty | Research Tax Credit Carryforwards
Income Taxes Disclosure [Line Items]
Tax credit carryforwards		$ 85,000